Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net operating loss carrywards	$ 0	$ 177,640
Change in the valuation allowance	$ 1,001,136	$ 244,686